            As filed with the Securities and Exchange
                    Commission on May 4, 1999
                                            File Nos. 33-18647
                                                      811-5398

               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                  Pre-Effective Amendment No.
                Post-Effective Amendment No.  28

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                      X   Amendment No.  29

          ____________________________________________

          ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
       (Exact Name of Registrant as Specified in Charter)

      1345 Avenue of the Americas, New York, New York 10105
      (Address of Principal Executive Office)   (Zip Code)

Registrant's Telephone Number, including Area Code:(800)221-5672
 _______________________________________________________________

                      EDMUND P. BERGAN, JR.
                Alliance Capital Management L.P.
                   1345 Avenue of the Americas
                    New York, New York l0105

             (Name and address of agent for service)
                  Copies of communications to:
                       Thomas G. MacDonald
                       Seward & Kissel LLP
                     One Battery Park Plaza
                    New York, New York 10004

    It is proposed that this filing will become effective
    (check appropriate box)

    _X_  Immediately upon filing pursuant to paragraph (b)
    ___  On (date) pursuant to paragraph (b)
    ___  60 days after filing pursuant to paragraph (a)(1)
    ___  On (date) pursuant to paragraph (a)(1)
    ___  75 days after filing pursuant to paragraph (a)(2)
    ___  On (date) pursuant to paragraph (a) of Rule 485

    If appropriate, check the following box:

         This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this filing is to file certain exhibits to the Registrant's Registration Statement on Form N-1A. The Prospectuses and Statements of Additional Information for the Registrant's Class A shares and the Class B shares and, with the exception of the responses to Item 23 of Form N-1A, Part C of the Registration Statement are incorporated herein by reference to Post-Effective Amendment No. 27 to the Registration Statement (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 30, 1999.

                             PART C
                        OTHER INFORMATION

ITEM 23. EXHIBITS:

    (a) (1) Articles of Incorporation of the Registrant - Incorporated by reference to Exhibit (1)(a) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 29, 1998.

         (2) Articles Supplementary to the Articles of Incorporation of the Registrant dated September 26 1990 and filed September 28, 1990 - Incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-
              5398) filed with the Securities and Exchange
              Commission on April 29, 1998.

         (3) Articles Supplementary to the Articles of Incorporation of the Registrant dated June 25 1991 and filed June 26, 1991 - Incorporated by reference to Exhibit (1)(c) to Post-Effective Amendment
              No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 29, 1998.

         (4) Articles Supplementary to the Articles of Incorporation of the Registrant dated February 16 1994 and filed February 22, 1994 - Incorporated by reference to Exhibit (1)(d) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-
              5398) filed with the Securities and Exchange
              Commission on April 29, 1998.

         (5) Articles Supplementary to the Articles of Incorporation of the Registrant dated August 23 1994 and filed August 24, 1994 - Incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 13 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-
              5398) with the Securities and Exchange Commission filed on May 1, 1995.

         (6) Articles of Amendment to the Articles of Incorporation of the Registrant dated October 21, 1994 and filed November 7, 1994 - Incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 13 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-
              5398) filed with the Securities and Exchange
              Commission on May 1, 1995.

         (7) Articles Supplementary to the Articles of Incorporation dated December 26, 1995 and filed December 28, 1995 - Incorporated by reference to
              Exhibit 1(f) to Post-Effective Amendment No. 15 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 30, 1996.

         (8) Articles Supplementary to the Articles of Incorporation dated March 29, 1996 and filed April 12, 1996 - Incorporated by reference to Exhibit 1(g) to Post-Effective Amendment No. 15 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 30, 1996.

         (9) Articles Supplementary to the Articles of Incorporation dated July 18, 1996 and filed July 19, 1996 - Incorporated by reference to Exhibit 1(h) to Post-Effective Amendment No. 17 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on July 22, 1996.

         (10) Articles Supplementary to the Articles of Incorporation dated December 26, 1996 and filed December 30, 1996 - Incorporated by reference to
              Exhibit 1(i) to Post-Effective Amendment No. 20 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on February 18, 1997.

         (11) Articles of Amendment to the Articles of Incorporation of the Registrant dated January 6, 1999 and filed January 8, 1999 - Incorporated by reference to Exhibit 1(k) to Post-Effective Amendment No. 25 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-
              5398) filed with the Securities and Exchange
              Commission on January 11, 1999.

         (12) Articles Supplementary to the Articles of Incorporation of the Registrant dated January 6, 1999 and filed January 8, 1999 - Incorporated by reference to Exhibit 1(l) to Post-Effective Amendment No. 25 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-
              5398) filed with the Securities and Exchange
              Commission on January 11, 1999.

    (b) By-Laws of the Registrant - Incorporated by reference to Exhibit (2) to Post-Effective
              Amendment No. 22 of Registrant's Registration
              Statement on Form N-1A (File Nos. 33-18647 and 811-
              5398) filed with the Securities and Exchange
              Commission on April 29, 1998.

    (c)       Not applicable.

    (d) (1) Investment Advisory Agreement between Registrant and Alliance Capital Management L.P. amended as of May 1, 1997 - Incorporated by reference to Exhibit
              (5)(a) to Post-Effective Amendment No. 21 of
              Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on May 1, 1997.

         (2) Sub-Advisory Agreement between Alliance Capital Management L.P. and Law, Dempsey & Company Limited, relating to the Global Bond Portfolio - Incorporated by reference to Exhibit (5)(b) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 29, 1998.

    (e) (1) Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc. - Incorporated by reference to Exhibit (6) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 29, 1998.

         (2)  Class B Distribution Services Agreement between the
              Registrant and Alliance Fund Distributors, Inc. -
              Filed herewith.

    (f)       Not applicable.

    (g) (1) Custodian Contract between the Registrant and State Street Bank and Trust Company - Incorporated by reference to Exhibit (8)(a) to Post-Effective Amendment No. 21 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-
              5398) filed with the Securities and Exchange
              Commission on May 1, 1997.

         (2)  Amendment to Custodian Agreement dated June 4, 1996
              - Incorporated by reference to Exhibit (8)(b) to Post-Effective Amendment No. 21 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on May 1, 1997.

    (h) Transfer Agency Agreement between the Registrant and Alliance Fund Services, Inc. - Incorporated by reference to Exhibit (9) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-
              5398) filed with the Securities and Exchange
              Commission on April 29, 1998.

    (i) (1) Opinion of Seward & Kissel LLP - Incorporated by reference to Exhibit (i)(1) to Post-Effective Amendment No. 27 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-
              5398) filed with the Securities and Exchange
              Commission on April 30, 1999.

         (2) Opinion of Venable, Baetjer and Howard, LLP - Incorporated by reference to Exhibit (i)(2) to Post-Effective Amendment No. 27 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 30, 1999.

    (j) Consent of Independent Auditors - Incorporated by reference to Exhibit (j) to Post-Effective
              Amendment No. 27 of Registrant's Registration
              Statement on Form N-1A (File Nos. 33-18647 and 811-
              5398) filed with the Securities and Exchange
              Commission on April 30, 1999.

    (k)       Not applicable.

    (l)       Not applicable.

    (m)       Class B Distribution Plan - Filed herewith.

    (n) Financial Data Schedules - Incorporated by reference to Exhibit (i)(1) to Post-Effective
              Amendment No. 27 of Registrant's Registration

              Statement on Form N-1A (File Nos. 33-18647 and 811-
              5398) filed with the Securities and Exchange
              Commission on April 30, 1999.

    (o)       Rule 18f-3 Plan - Filed herewith.

OTHER EXHIBITS:

              Powers of Attorney of Ms. Block and Messrs. Carifa, Dievler, Dobkin, Foulk, Hester, Michel and Robinson. - Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Commission on November 4, 1998.

                           SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 4th day of May, 1999.

                                  ALLIANCE VARIABLE PRODUCTS
                                  SERIES FUND, INC.

                                  by /s/ John D. Carifa
                                     _____________________
                                     John D. Carifa
                                     Chairman and President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


    SIGNATURE                   TITLE          DATE

1.  Principal Executive Officer

    by /s/ John D. Carifa       Chairman and    May 4, 1999
       ____________________     President
       John D. Carifa


2.  Principal Financial and
    Accounting Officer

    by /s/ Mark D. Gersten      Treasurer and   May 4, 1999
       _____________________    Chief Financial
       Mark D. Gersten          Officer

3.  All of the Directors

    Ruth Block
    John D. Carifa
    David H. Dievler
    John H. Dobkin
    William H. Foulk, Jr.
    James M. Hester
    Clifford L. Michel
    Donald J. Robinson

    by /s/ Edmund P. Bergan, Jr.               May 4, 1999
       ____________________________
       Edmund P. Bergan, Jr.
       (Attorney-in-fact)

                        INDEX TO EXHIBITS


(e)(2)   Class B Distribution Services Agreement
(m)      Class B Distribution Plan
(o)      Rule 18f-3 Plan















































                               C-8
00250292.BV5